Securities	12 Months Ended
Dec. 31, 2022
Securities Abstract
Securities

12. Securities

a) Financial instruments at fair value through profit and loss ("FVTPL")

	2022						2021
				Breakdown by maturity
Financial instruments at FVTPL	Maturity	Cost	Fair Value	No maturity	Up to 12 months	Over 12 months	Fair Value
Government bonds (i)
Brazil	03/27	159	163	-	163	-	571,753
Total government bonds		159	163	-	163	-	571,753

Corporate bonds and other instruments
Bill of credit (LC)	10/22 - 02/25	138	138	-	138	-	14
Certificate of bank deposits (CDB)	10/22 - 02/25	3,765	3,712	-	2,990	722	81,810
Real estate and agribusiness letter of credit	10/22 - 07/26	1,196	1,197	-	668	529	1,508
Corporate bonds and debentures	01/23 - 05/44	46,896	46,680	-	-	46,680	120,859
Equity instrument (ii)		12,483	22,082	22,082	-	-	30,735
Investment funds		-	-	-	-	-	9,125
Stocks issued by public-held company		-	-	-	-	-	158
Time deposit		905	905	905	-	-	-
Real estate and agribusiness certificate of receivables	01/23 - 08/37	17,352	16,976	-	21	16,955	-
Total corporate bonds and other instruments		82,735	91,690	22,987	3,817	64,886	244,209
Total financial instruments at FVTPL		82,894	91,853	22,987	3,980	64,886	815,962

	2022		2021
	Amounts in		Amounts in
Financial instruments at FVTPL	Original Currency	US$	Original Currency	US$
Currency:
Brazilian Reais	334,783	63,401	3,718,139	666,835
U.S. Dollars	6,370	6,370	118,392	118,392
Others	1,826,954	22,082	2,364,231	30,735
Total		91,853		815,962

(i)	Government bonds are mainly composed of Financial Treasury Bills ("LFTs") and National Treasury Bills ("LTNs"), which had an average return of 101.69% of CDI in the year ended December 31, 2022 (106.3% during 2021) and are classified as level 1 in the fair value hierarchy, as described in note 26.
(ii)	Refers to an investment in Jupiter, a neobank for consumers in India, and an investment in Din Global ("dBank"), a Pakistani fintech company. As of December 31, 2022, the total fair value of these investments corresponded to US$22,082 (US$30,735 on December 31, 2021), classified as level 3 in the fair value hierarchy, as described in note 26.

b) Financial instruments at fair value to other comprehensive income ("FVTOCI")

		2022					2021
				Maturities
Financial instruments at FVTOCI	Maturity	Cost	Fair Value	No maturity	Up to 12 months	Over 12 months	Fair Value
Government bonds (i)
Brazil	03/23 - 09/28	8,214,332	8,222,115	-	2,593,462	5,628,653	6,074,435
United States of America	12/22 - 08/25	175,182	171,184	-	-	171,184	830,124
Colombia	02/24	-	-	-	-	-	504
Mexico	01/26	1,509	1,382	-	-	1,382	-
Total government bonds		8,391,023	8,394,681	-	2,593,462	5,801,219	6,905,063

Corporate bonds and other instruments
Corporate bonds and debentures	01/23 - 10/70	810,744	788,948	-	105,581	683,367	924
Investment funds	03/24	302,779	302,779	35,527	-	267,252	137,759
Time deposit	01/23 - 06/23	446,540	445,531	-	445,531	-	1,119,682
Real estate and agribusiness certificate of receivables		15,198	15,199	-	-	15,199	-
Total corporate bonds and other instruments		1,575,261	1,552,457	35,527	551,112	965,818	1,258,365
Total financial instruments at FVTOCI		9,966,284	9,947,138	35,527	3,144,574	6,767,037	8,163,428

	2022		2021
	Amounts in		Amounts in
Financial instruments at FVTOCI	Original Currency	US$	Original Currency	US$
Currency:
Brazilian Reais	45,527,868	8,622,049	34,643,103	6,213,118
U.S. Dollars	1,323,707	1,323,707	1,949,806	1,949,806
Others	26,949	1,382	10,347	504
Total		9,947,138		8,163,428
(i)	Includes US$2,252,464 (US$2,082,519 on December 31, 2021) held by the subsidiaries for regulatory purposes, as required by the Brazilian Central Bank. It also includes Brazilian government securities margins pledged by the Group for transactions on the Brazilian stock exchange in the amount of US$160,485 (US$116,254 on December 31, 2021). Government bonds are classified as Level 1 in the fair value hierarchy, as described in note 26.